PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
We depreciate property, plant and equipment over its estimated useful life by charging depreciation expense to net income as follows:

Asset	Basis	Estimated useful life
Buildings	Diminishing balance	5 to 40 years
Cable and wireless network	Straight-line	3 to 40 years
Computer equipment and software	Straight-line	4 to 10 years
Customer premise equipment	Straight-line	3 to 6 years
Leasehold improvements	Straight-line	Over shorter of estimated useful life or lease term
Equipment and vehicles	Diminishing balance	3 to 20 years

(In millions of dollars)	December 31, 2018			December 31, 2017			December 31, 2016
	Cost	Accumulated depreciation	Net carrying amount	Cost	Accumulated depreciation	Net carrying amount	Cost	Accumulated depreciation	Net carrying amount

Land and buildings	1,125	(428)	697	1,090	(397)	693	1,062	(375)	687
Cable and wireless networks	21,024	(13,550)	7,474	20,252	(13,206)	7,046	20,108	(13,035)	7,073
Computer equipment and software	5,514	(3,305)	2,209	4,996	(2,807)	2,189	4,296	(2,424)	1,872
Customer premise equipment	1,908	(1,279)	629	1,565	(1,090)	475	1,560	(1,156)	404
Leasehold improvements	539	(250)	289	496	(220)	276	457	(193)	264
Equipment and vehicles	1,292	(810)	482	1,246	(782)	464	1,169	(720)	449

Total property, plant and equipment	31,402	(19,622)	11,780	29,645	(18,502)	11,143	28,652	(17,903)	10,749

The tables below summarize the changes in the net carrying amounts of property, plant and equipment during 2018 and 2017.

(In millions of dollars)	December 31, 2017		December 31, 2018
	Net carrying amount	Additions [1]	Depreciation	Other [2]	Net carrying amount

Land and buildings	693	40	(32)	(4)	697
Cable and wireless networks	7,046	1,556	(1,128)	—	7,474
Computer equipment and software	2,189	653	(633)	—	2,209
Customer premise equipment	475	423	(269)	—	629
Leasehold improvements	276	44	(31)	—	289
Equipment and vehicles	464	99	(81)	—	482

Total property, plant and equipment	11,143	2,815	(2,174)	(4)	11,780

[1]	Excludes proceeds on disposition of $25 million (see note 28).

[2]	Includes disposals, reclassifications, and other adjustments.

(In millions of dollars)	December 31, 2016		December 31, 2017
	Net carrying amount	Additions [1]	Depreciation	Other [2]	Net carrying amount

Land and buildings	687	61	(30)	(25)	693
Cable and wireless networks	7,073	1,125	(1,150)	(2)	7,046
Computer equipment and software	1,872	867	(549)	(1)	2,189
Customer premise equipment	404	315	(244)	—	475
Leasehold improvements	264	40	(28)	—	276
Equipment and vehicles	449	102	(86)	(1)	464

Total property, plant and equipment	10,749	2,510	(2,087)	(29)	11,143

[1]	Excludes proceeds on disposition of $74 million (see note 28).

[2]	Includes disposals, reclassifications, and other adjustments.